UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Dean Capital Management, LLC
Address:	7450 W 130th St. Ste. 150
		Overland Park, KS  66213

13F File Number:  28-13367

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas A. Leach
Title:	Chief Compliance Officer
Phone:	(913) 944-4455

Signature, Place, and Date of Signing:

	Douglas A. Leach		Overland Park, KS  November 12, 2012

Report Type (Check only one.):

[ ]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[X]		13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
28-02462 		Dean Investment Associates, LLC.

FORM 13F SUMMARY PAGE


Report Summary:

Number Other Included Manager:	1

Form 13F Information Table Entry Total:	73

Form 13F Information Table Value Total:  1041
					(x$1000)


List of Other Included Manager:

No. 	Form 13F File Number		Name
01   	028-14511		 	American Beacon Advisors, Inc.




                                                     FORM 13F INFORMATION TABLE

                                                      VALUE  SHARES/   SH/     PUT/   INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLAS  CUSIP   (x$1000)PRN AMT   PRN     CALL   DSCRETN  MANAGERS   SOLE   SHARED  NONE
------------------------------ ------------ ---------------- --------  ---     ----   ------- ------------------ ----------------
American Equity Investment Lif     CS      025676206   22     1875    SH             DEFINED     1       1875
Amtrust Financial Services         CS      032359309   16     632     SH             DEFINED     1        632
Andersons Inc                      CS      034164103   14     370     SH             DEFINED     1        370
Anixter Intl Inc                   CS      035290105   17     295     SH             DEFINED     1        295
Assured Guaranty Ltd               CS      G0585R106    6     405     SH             DEFINED     1        405
Atwood Oceanics Inc                CS      050095108    6     125     SH             DEFINED     1        125
Barnes Group Inc                   CS      067806109   12     460     SH             DEFINED     1        460
BBCN Bancorp Inc                   CS      073295107   12     970     SH             DEFINED     1        970
Belden Inc Com                     CS      077454106    6     165     SH             DEFINED     1        165
Berry Pete Co                      CS      085789105   14     335     SH             DEFINED     1        335
Body Central Corp                  CS      09689U102    6     600     SH             DEFINED     1        600
Brinks Co                          CS      109696104    5     210     SH             DEFINED     1        210
Bryn Mawr Bank Corp                CS      117665109   16     730     SH             DEFINED     1        730
C&J Energy Services Inc            CS      12467B304   11     535     SH             DEFINED     1        535
CACI Intl Inc                      CS      127190304   21     415     SH             DEFINED     1        415
Carbo Ceramics Inc                 CS      140781105    5      80     SH             DEFINED     1        80
Cash Amer Intl Inc Com             CS      14754D100    5     135     SH             DEFINED     1        135
Chatham Lodging Trust              CS      16208T102   11     760     SH             DEFINED     1        760
Cloud Peak Energy Inc              CS      18911Q102   21     1185    SH             DEFINED     1       1185
Coinstar Inc Com                   CS      19259P300    9     205     SH             DEFINED     1        205
Commercial Metals Co               CS      201723103   19     1450    SH             DEFINED     1       1450
Contango Oil & Gas Co              CS      21075N204   18     365     SH             DEFINED     1        365
Crane Co                           CS      224399105   22     550     SH             DEFINED     1        550
Curtiss Wright Corp                CS      231561101   13     400     SH             DEFINED     1        400
Dana Holding Corp                  CS      235825205   18     1490    SH             DEFINED     1       1490
Datalink Corp                      CS      237934104   20     2430    SH             DEFINED     1       2430
Duff & Phelps Corp-Class A         CS      26433B107    6     415     SH             DEFINED     1        415
Dynamic Matls Corp                 CS      267888105   17     1145    SH             DEFINED     1       1145
EMCOR Group Inc                    CS      29084Q100   10     360     SH             DEFINED     1        360
Enstar Group Ltd                   CS      G3075P101   10     105     SH             DEFINED     1        105
Exco Resources Inc                 CS      269279402    7     830     SH             DEFINED     1        830
Ezcorp Inc Cl A Non Vtg            CS      302301106   15     665     SH             DEFINED     1        665
Foster Wheeler                     CS      H27178104   11     475     SH             DEFINED     1        475
Gardner Denver Inc Com             CS      365558105   13     210     SH             DEFINED     1        210
Greenlight Capital Re Ltd          CS      G4095J109   15     620     SH             DEFINED     1        620
Health Net Inc Com                 CS      42222G108   10     450     SH             DEFINED     1        450
Helen Of Troy Ltd                  CS      G4388N106   23     725     SH             DEFINED     1        725
Hill Rom Hldgs Inc                 CS      431475102    6     195     SH             DEFINED     1        195
Horizon Bancorp Indiana            CS      440407104   24     845     SH             DEFINED     1        845
Hospitality Properties Trust       CS      44106M102   18     745     SH             DEFINED     1        745
Investors Bancorp Inc Com          CS      46146P102   18     970     SH             DEFINED     1        970
Investors Title Co                 CS      461804106   11     175     SH             DEFINED     1        175
John Bean Technologies             CS      477839104   12     735     SH             DEFINED     1        735
Kennametal Inc Com                 CS      489170100   22     605     SH             DEFINED     1        605
KKR Financial Holdings Llc         CS      48248A306   23     2330    SH             DEFINED     1       2330
KMG Chemicals Inc                  CS      482564101   11     620     SH             DEFINED     1        620
Koppers Holdings Inc               CS      50060P106   19     535     SH             DEFINED     1        535
Magellan Health Svcs Inc           CS      559079207   19     365     SH             DEFINED     1        365
MTS Systems Corp                   CS      553777103   24     440     SH             DEFINED     1        440
Oshkosh Corp                       CS      688239201   11     400     SH             DEFINED     1        400
Primerica Inc                      CS      74164M108   17     605     SH             DEFINED     1        605
Ryder Sys Inc Com                  CS      783549108   16     405     SH             DEFINED     1        405
Spectrum Brands Holdings Inc       CS      84763R101   18     450     SH             DEFINED     1        450
Stancorp Finl Group Inc            CS      852891100   19     605     SH             DEFINED     1        605
Steiner Leisure Ltd Ord            CS      P8744Y102   10     225     SH             DEFINED     1        225
Stepan Co                          CS      858586100   17     175     SH             DEFINED     1        175
TAL International Group Inc        CS      874083108   15     450     SH             DEFINED     1        450
Tech Data Corp                     CS      878237106   18     390     SH             DEFINED     1        390
Tempur Pedic Intl Inc              CS      88023U101    5     160     SH             DEFINED     1        160
Tenneco Inc                        CS      880349105   21     755     SH             DEFINED     1        755
Titanium Metals Corp               CS      888339207    6     440     SH             DEFINED     1        440
Trinity Inds Inc                   CS      896522109   16     540     SH             DEFINED     1        540
Triumph Group Inc                  CS      896818101   20     315     SH             DEFINED     1        315
Tupperware Brands Corp Com         CS      899896104   13     235     SH             DEFINED     1        235
United Stationers Inc Com          CS      913004107   17     655     SH             DEFINED     1        655
URS Corp New Com                   CS      903236107   22     625     SH             DEFINED     1        625
US Silica Holdings Inc             CS      90346E103   21     1530    SH             DEFINED     1       1530
Valassis Commns Inc                CS      918866104   12     475     SH             DEFINED     1        475
Vishay Intertechnology Inc         CS      928298108   16     1675    SH             DEFINED     1       1675
Wabash National Corp               CS      929566107   12     1685    SH             DEFINED     1       1685
Warnaco Group Inc                  CS      934390402   11     220     SH             DEFINED     1        220
Wilshire Bancorp Inc               CS      97186T108   13     2055    SH             DEFINED     1       2055
World Accep Corp Del               CS      981419104    6      85     SH             DEFINED     1        85